Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Consolidated Financial Statements
Name of entity:	Country of Incorporation	Purpose	Date of Incorporation
AgriFORCE Growing Systems Ltd.	Canada	Parent Company	Dec 22, 2017
Canivate Growing Solutions Ltd.	Canada	Management Company	May 22, 2018
Daybreak Ag Systems Ltd.	Canada	Intellectual Property Development	Dec 4, 2019
AgriFORCE Holdings Inc.*	United States	Intellectual Property	Aug 31, 2018
West Pender Holdings, Inc.	United States	Real Estate Holding and Development Company	Sep 1, 2018
AgriFORCE Investments Inc.	United States	Holding Company	Apr 9, 2019
West Pender Management Co.	United States	Management Advisory Services	Jul 9, 2019
AGI IP Co.	United States	Intellectual Property	Mar 5, 2020

* AgriFORCE Holdings Inc. was dissolved on August 8, 2020.